Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of components of lease cost

Year ended
December 31, 2019
(In thousands)
Operating lease cost	$13,312
Short term lease cost	3,641
Total lease cost	$16,953

Schedule of maturities of lease liabilities under operating leases

As of the end of year	(In thousands)
2020	$13,101
2021	10,899
2022	2,593
2023	88
Thereafter	—
Total future lease payments	26,681
Less: imputed interest	(1,449)
Total lease liabilities	$25,232